COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

CLASS A (MLOAX), CLASS C (MLOCX), CLASS F (MLOFX), CLASS I (MLOIX),

CLASS R (MLORX) AND CLASS Z (MLOZX) SHARES

Supplement dated August 13, 2020 to

Prospectus dated April 1, 2020, as supplemented on May 1, 2020 and

Statement of Additional Information dated May 1, 2020, as supplemented on June 2, 2020

COHEN & STEERS GLOBAL REALTY SHARES, INC.

CLASS A (CSFAX), CLASS C (CSFCX), CLASS F (GRSFX), CLASS I (CSSPX),

CLASS R (GRSRX) AND CLASS Z (CSFZX) SHARES

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

CLASS A (IRFAX), CLASS C (IRFCX), CLASS F (IRFFX), CLASS I (IRFIX),

CLASS R (IRFRX) AND CLASS Z (IRFZX) SHARES

COHEN & STEERS REALTY SHARES, INC.

CLASS A (CSJAX), CLASS C (CSJCX), CLASS F (CSJFX), CLASS I (CSJIX),

CLASS L (CSRSX), CLASS R (CSJRX) AND CLASS Z (CSJZX) SHARES

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

CLASS A (CSUAX), CLASS C (CSUCX), CLASS F (CSUFX), CLASS I (CSUIX),

CLASS R (CSURX) AND CLASS Z (CSUZX) SHARES

COHEN & STEERS REAL ASSETS FUND, INC.

CLASS A (RAPAX), CLASS C (RAPCX), CLASS F (RAPFX), CLASS I (RAPIX),

CLASS R (RAPRX) AND CLASS Z (RAPZX) SHARES

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

CLASS A (CPXAX), CLASS C (CPXCX), CLASS F (CPXFX), CLASS I (CPXIX),

CLASS R (CPRRX) AND CLASS Z (CPXZX) SHARES

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

CLASS A (CSEIX), CLASS C (CSCIX), CLASS F (CREFX), CLASS I (CSDIX),

CLASS R (CIRRX) AND CLASS Z (CSZIX) SHARES

Supplement dated August 13, 2020 to

Prospectus dated May 1, 2020 and

Statement of Additional Information dated May 1, 2020, as supplemented on June 2, 2020

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

CLASS A (DVFAX), CLASS C (DVFCX), CLASS F (DVVFX), CLASS I (DVFIX),

CLASS R (DVFRX) AND CLASS Z (DVFZX) SHARES

Supplement dated August 13, 2020 to

Prospectus dated March 1, 2020, as supplemented on March 2, 2020 and May 1, 2020 and

Statement of Additional Information dated May 1, 2020, as supplemented on June 2, 2020

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

CLASS A (LPXAX), CLASS C (LPXCX), CLASS F (LPXFX), CLASS I (LPXIX),

CLASS R (LPXRX), CLASS Z (LPXZX) SHARES

Supplement dated August 13, 2020 to

Prospectus dated September 1, 2019, as supplemented May 1, 2020 and June 2, 2020 and

Statement of Additional Information dated May 1, 2020, as supplemented on June 2, 2020

MULTIFUNDPROSUP-08-2020

On June 9, 2020, the Board of Directors of each Fund listed above approved a reduction in the Class C share conversion period from ten years to eight years. Accordingly, each above-listed Fund’s Prospectus and Statement of Additional Information are revised to reflect that effective September 15, 2020, with the exception of Class C shares held through certain intermediaries as noted in the Fund’s Prospectus, Class C shares automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase. All other terms and requirements associated with the Class C to Class A conversion privilege continue to apply.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS

MULTIFUNDPROSUP-08-2020